Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements other than described below.

On October 10, 2023 and November 9, 2023, pursuant to the approval of the Extension Amendment Proposal, the Sponsor contributed $300,000, on each occasion, to the Trust Account to extend the termination date to December 14, 2023.

On November 12, 2023, the Company entered into an arrangement pursuant to which, under certain circumstances, up to 2% of the proceeds of the capital raised in transactions arranged by certain third parties from investors located in certain limited jurisdictions may be paid to such third parties.

Note 10 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements are available for issuance. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.